LONG-TERM INVESTMENTS, NET - Available-for-sale debt investments - Tier 1 Bonds (Details) - Additional Tier 1 Bonds ¥ in Thousands	Dec. 31, 2021 CNY (¥)
Debt Securities, Available-for-sale [Line Items]
Fair Value, Less than 12 Months	¥ 2,102,879
Unrealized losses, less than 12 months	(13,859)
Fair Value, 12 months or greater	1,398,742
Unrealized losses, 12 months or greater	(6,193)
Fair Value, Total	3,501,621
Unrealized losses, Total	¥ (20,052)